Share-based payments (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Summary of Number of Shares Outstanding and Weighted Average Grant Date Fair Value

Information on free shares activity follows:

	Number of Free shares Outstanding	Weighted-Average Grant Date Fair Value (in €)

Unvested balance of December 31, 2021	922,701	14.15
Granted	354,770	2.79
Vested	(191,658)	17.96
Cancelled	(176,700)	13.99

Unvested balance as of December 31, 2022	909,113	11.18
Granted	342,900	3.08
Vested	(167,433)	22.45
Cancelled	(67,042)	11.40

Unvested balance as of December 31, 2023	1,017,538	6.59

Warrants [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Summary of Information on Stock Option Activity

Information on warrants activity follows:

	Warrants Exercisable	Weighted-Average Exercise Price Per Share (in €)	Warrants Outstanding	Weighted-Average Exercise Price Per Share (in €)	Remaining Average Useful Life

Balance as of December 31, 2021	896,225	27.18	896,225	27.18	4.3	y
Granted	-	-	-	-
Exercised	-	-	-	-
Forfeited or Expired	-	-	-	-

Balance as of December 31, 2022	896,225	27.18	896,225	27.18	3.3	y
Granted	-	-	-	-
Exercised	-	-	-	-
Forfeited or Expired	557,350	27.48	557,350	27.48

Balance as of December 31, 2023	338,875	26.69	338,875	26.69	2.4	y

Summary of assumptions Weighted-average Fair Values of Warrants Granted and Assumptions Used for Black-Scholes Option Pricing Model

The weighted-average fair values of warrants granted and the assumptions used for the Black-Scholes option pricing model were as follows:

	2016	2017

Weighted-Average fair values of warrants granted	9.33€	13.20€
Assumptions:
Risk-free interest rate	0.00% - 0.04%	0.12%
Share entitlement per options	1	1
Exercise price	18.68€ - 27.37€	24.34€
Grant date share fair value	16.42€ - 22.48€	24.95€
Expected volatility	62.8% - 63.1%	64.7%
Expected term (in years)	6	6
Vesting conditions	Service	Service
Vesting period	Graded	Graded

Stock options [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Summary of Information on Stock Option Activity

Information on stock option activity follows:

	Options Exercisable	Weighted-Average Exercise Price Per Share (in €)	Options Outstanding	Weighted-Average Exercise Price Per Share (in €)	Remaining Average Useful Life

Balance as of December 31, 2021	7,566,679	24.78	9,159,794	23.50	5.3	y
Granted		-	828,549	4.18
Exercised		-	0	-
Forfeited or Expired		-	(1,201,079)	18.85

Balance as of December 31, 2022	7,400,519	24.58	8,787,264	22.31	4.6	y
Granted		-	1,835,411	2.86
Exercised		-	-	-
Forfeited or Expired		-	(79,516)	22.86

Balance as of December 31, 2023	7,913,183	23.63	10,543,159	18.92	4.6	y

Summary of assumptions Vesting Details

Stock Options

The weighted-average fair values of stock options granted and the assumptions used for the Black-Scholes option pricing model were as follows:

	2022	2023

Weighted-Average fair values of stock options granted	1.31€	1.65€
Assumptions:
Risk-free interest rate	0.00% - 2.49%	2.45% - 2.75%
Share entitlement per options	1	1
Exercise price	2.09€ - 7.22€	1.74€ - 3.17€
Grant date share fair value	1.91€-6.74€	1.70€-3.09€
Expected volatility	58.7% - 62.5%	63.7% - 64.4%
Expected term (in years)	6.03 - 6.15	6.03 - 6.15
Vesting conditions	Performance & Service or Service	Performance & Service or Service
Vesting period	Graded	Graded